Vanguard Russell 3000 Index Fund Fees and Expenses - Vanguard Russell 3000 Index Fund	Feb. 02, 2026
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
ETF Prospectus [Member]
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example Closing [Text Block]	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.